Finance Income and Finance Costs	12 Months Ended
Mar. 31, 2025
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Finance Income and Finance Costs
(22) Finance Income and Finance Costs
Finance income and finance costs for the years ended March 31, 2023, 2024 and 2025 consist of the following:

	Yen (millions)
	2023	2024	2025
Interest income:
Financial assets measured at amortized cost	¥69,217	¥169,287	¥184,928
Financial assets measured at fair value through other comprehensive income	497	798	1,206
Financial assets measured at fair value through profit or loss	3,357	3,610	4,997

Total	73,071	173,695	191,131

Interest expense:
Financial liabilities measured at amortized cost	(34,065)	(42,609)	(45,385)
Other	(2,047)	(17,022)	(9,522)

Total	(36,112)	(59,631)	(54,907)

Other, net:
Dividends received:
Financial assets measured at fair value through other comprehensive income	6,150	8,804	15,037
Financial assets measured at fair value through profit or loss	—	—	—
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	(92,144)	(202)	(24,783)
Gains (losses) on foreign exchange	47,705	67,414	(22,009)
Other	(17,319)	(40,490)	(1,297)

Total	(55,608)	35,526	(33,052)

Total	¥(18,649)	¥149,590	¥103,172